CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Total	At-the-market equity distribution agreement	Public offering	Share Capital	Share Capital At-the-market equity distribution agreement	Share Capital Public offering	Warrants	Contributed Surplus	Contributed Surplus Public offering	Accumulated Other Comprehensive Income	Accumulated Deficit
Equity balance at beginning of period at Dec. 31, 2020	$ 24,752			$ 356,824			$ 3,618	$ 31,022		$ 400	$ (367,112)
Net loss and other comprehensive income (loss)	(26,316)									(12)	(26,304)
Issued pursuant to stock option plan (note 11)	238			381				(143)
Issued pursuant to incentive share award plan (note 11)	0			544				(544)
Issue of equity	34,168			34,168	$ 34,168
Share issue costs (note 10)	(1,256)			(1,256)
Issued pursuant to warrant derivative exercised (note 10)	687			687
Share-based compensation expense (note 11)	3,826							3,826
Equity balance at end of period at Dec. 31, 2021	36,099			391,348			3,618	34,161		388	(393,416)
Net loss and other comprehensive income (loss)	(24,561)									274	(24,835)
Issued pursuant to stock option plan (note 11)	12			20				(8)
Issued pursuant to incentive share award plan (note 11)	0			98				(98)
Expiry of equity warrant agreement	0						(3,618)	3,618
Issue of equity	13,338			13,338	13,338
Share issue costs (note 10)	(764)			(764)
Share-based compensation expense (note 11)	2,378							2,378
Equity balance at end of period at Dec. 31, 2022	26,502			404,040			0	40,051		662	(418,251)
Net loss and other comprehensive income (loss)	(27,870)									(118)	(27,752)
Issued pursuant to stock option plan (note 11)	781			1,271				(490)
Issue of equity		$ 10,676	$ 18,362		$ 10,676	$ 17,724			$ 638
Share issue costs (note 10)	(2,805)			(2,805)
Share-based compensation expense (note 11)	1,917							1,917
Equity balance at end of period at Dec. 31, 2023	$ 27,563			$ 430,906			$ 0	$ 42,116		$ 544	$ (446,003)